Dividends (Tables)	12 Months Ended
Mar. 31, 2025
Dividend [Abstract]
Schedule of dividends to shareholders	Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2025			2024			2023
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Final dividend in respect of the prior year	39.12	811	643	37.60	1,325	56	33.76	1,119	114
Interim dividend in respect of the current year	15.84	718	59	19.40	393	320	17.84	488	163
	54.96	1,529	702	57.00	1,718	376	51.60	1,607	277
For comparability purposes the table below presents dividends per share adjusted for a factor of 1.0811 to reflect the bonus element of the
Rights Issue:

	2025			2024			2023
	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)
Final dividend in respect of the prior year	39.12	(2.93)	36.19	37.60	(2.82)	34.78	33.76	(2.53)	31.23
Interim dividend in respect of the current year	15.84	—	15.84	19.40	(1.46)	17.94	17.84	(1.34)	16.50
	54.96	(2.93)	52.03	57.00	(4.28)	52.72	51.60	(3.87)	47.73